Provisions (Details)	6 Months Ended
Jun. 30, 2022
Bottom of range [Member]
Provisions (Details) [Line Items]
Lease term, years	4 years
Top of range [Member]
Provisions (Details) [Line Items]
Lease term, years	20 years